Schedule of Acquired Assets and Assumed Liabilities (Details) - 339 Justabout Land Co LLC [Member] $ in Thousands	Feb. 15, 2024 USD ($)
Business Acquisition [Line Items]
Purchase Consideration	$ 9,122
Cash	4
Real estate investments	11,330
Total identifiable assets	11,334
Current liabilities	462
Other liabilities	1,750
Total liabilities assumed	2,212
Net identifiable assets acquired	$ 9,122